Eaton Vance
Taxable Municipal Bond Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 9.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 9.5%
Little Co. of Mary Hospital of Indiana, Inc., 2.132%, 11/1/26	$400	$ 386,473
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	500	492,667
St. Joseph's University Medical Center, Inc., 4.584%, 7/1/27	500	526,071
Total Corporate Bonds (identified cost $1,459,807)		$ 1,405,211

Taxable Municipal Obligations — 82.6%
Security	Principal Amount (000's omitted)	Value
Education — 3.3%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 2.38%, 4/1/28	$500	$ 485,175
		$ 485,175
General Obligations — 15.8%
Academy Independent School District, TX, (PSF Guaranteed), 1.51%, 8/15/27	$250	$ 243,055
Bradley, IL, 1.35%, 12/15/27	250	237,970
Chicago, IL, 7.045%, 1/1/29	185	210,508
Detroit, MI, 2.511%, 4/1/25	530	518,483
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 1.602%, 8/1/29	400	379,956
Nashua, NH, 1.40%, 1/15/32	255	235,192
Ojai Unified School District, CA:
1.819%, 8/1/29	300	295,008
1.919%, 8/1/30	230	226,667
		$ 2,346,839
Hospital — 5.5%
Conway, AR, (Conway Regional Medical Center), 2.45%, 8/1/29	$250	$ 241,045
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	590	578,873
		$ 819,918
Security	Principal Amount (000's omitted)	Value
Insured - Education — 3.2%
Connecticut State Health and Educational Facilities Authority, (Connecticut State University System), (BAM), 2.05%, 11/1/29	$500	$ 480,815
		$ 480,815
Insured - General Obligations — 3.6%
Valley View School District, PA, (BAM), 2.20%, 5/15/26	$525	$ 529,042
		$ 529,042
Insured - Hospital — 3.3%
Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center), (AGM), 2.085%, 7/1/29	$500	$ 491,765
		$ 491,765
Insured - Special Tax Revenue — 12.0%
Bexar County, TX, Combined Venue Tax Revenue, (AGM), 2.134%, 8/15/31	$750	$ 722,482
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.107%, 9/1/29	500	492,255
St. Clair County Board of Education, AL:
(BAM), 1.31%, 2/1/26	200	193,798
(BAM), 1.85%, 2/1/28	390	380,609
		$ 1,789,144
Lease Revenue/Certificates of Participation — 2.5%
Beaufort County, NC, Limited Obligation Bonds, 2.00%, 6/1/29	$375	$ 366,323
		$ 366,323
Senior Living/Life Care — 7.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$355	$ 355,689
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	355	355,326
Indiana Finance Authority, (BHI Senior Living), 1.99%, 11/15/24	350	340,697
		$ 1,051,712
Special Tax Revenue — 6.5%
Illinois, Sales Tax Revenue, 2.159%, 6/15/29	$500	$ 476,140
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	500	488,055
		$ 964,195

Eaton Vance
Taxable Municipal Bond Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 5.9%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$500	$ 489,860
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	395,276
		$ 885,136
Transportation — 12.3%
Broward County, FL, Airport System Revenue, 2.734%, 10/1/30	$500	$ 502,270
Central Texas Regional Mobility Authority, 1.863%, 1/1/27	600	586,986
Miami-Dade County, FL, Aviation Revenue, 2.449%, 10/1/29	500	489,610
San Jose, CA, Airport Revenue, 1.209%, 3/1/25	250	243,332
		$ 1,822,198
Water and Sewer — 1.6%
Arkansas Community Water System Public Water Authority, 1.98%, 10/1/29	$250	$ 244,558
		$ 244,558
Total Taxable Municipal Obligations (identified cost $12,593,087)		$12,276,820

Short-Term Investments — 7.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	1,114,574	$ 1,114,463
Total Short-Term Investments (identified cost $1,114,486)		$ 1,114,463
Total Investments — 99.6% (identified cost $15,167,380)		$14,796,494
Other Assets, Less Liabilities — 0.4%		$ 57,267
Net Assets — 100.0%		$14,853,761

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $355,326 or 2.4% of the Fund's net assets.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
At February 28, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.8%
California	13.4%
Others, representing less than 10% individually	55.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 8.2% to 14.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
PSF	– Permanent School Fund

The Fund did not have any open derivative instruments at February 28, 2022.

Eaton Vance
Taxable Municipal Bond Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At February 28, 2022, the value of the Fund's investment in affiliated funds was $1,114,463, which represents 7.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$316,991	$877,481	$(80,010)	$(8)	$9	$1,114,463	$170	1,114,574
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,405,211	$ —	$ 1,405,211
Taxable Municipal Obligations	—	12,276,820	—	12,276,820
Short-Term Investments	—	1,114,463	—	1,114,463
Total Investments	$ —	$14,796,494	$ —	$14,796,494
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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